PRUDENTIAL PREMIER® RETIREMENT VARIABLE ANNUITY
(For Annuities issued on or after February 10, 2014)

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

Supplement dated December 22, 2021
to Prospectus dated April 30, 2021

This Supplement should be read in conjunction with the current Prospectus for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectus and Statement of Additional Information. If you would like another copy of the current Annuity Prospectus, please call us at 1-888-PRU-2888.

The “Examples” in the “Fees, Charges and Deductions” section of the prospectus are replaced with the following:

EXAMPLES
These examples are designed to show you how the CDSC is calculated. They do not take into account any other fees and charges. The examples illustrate how the CDSC would apply to reduce your Account Value based on the timing and amount of your withdrawals. They also illustrate how a certain amount of your withdrawal, the “Charge Free Withdrawal" amount, is not subject to the CDSC. The Charge Free Withdrawal amount is equal to 10% of all Purchase Payments currently subject to a CDSC in each year and is described in more detail in “Access to Account Value,” later in this Prospectus.
Assume you purchase your Annuity with a $75,000 initial Purchase Payment and you make no additional Purchase Payments for the life of your Annuity.
Example 1
Assume the following:
▪two years after the purchase, your Account Value is $85,000 (your Purchase Payment of $75,000 plus $10,000 of investment gain);
▪the Charge Free Withdrawal amount is $7,500 ($75,000 x 0.10);
▪the applicable CDSC is 4%.
If you request a withdrawal of $50,000, $7,500 is not subject to the CDSC because it is the Charge Free Withdrawal amount. The remaining amount of your withdrawal is subject to the 4% CDSC.
Gross Withdrawal or Net Withdrawal. Generally, you can request either a gross withdrawal or a net withdrawal. If, however, you are taking your Annual Income Amount through our systematic withdrawal program, you will only be permitted to take that withdrawal on a gross basis. In a gross withdrawal scenario, you request a specific withdrawal amount with the understanding that the amount you actually receive is reduced by any applicable CDSC as well as any applicable tax withholding. In a net withdrawal scenario, you request a withdrawal for the exact dollar amount you want to receive after the deduction for any applicable CDSC as well as any applicable tax withholding. This means that an amount greater than the amount of your requested net withdrawal will be deducted from your Account Value if there is any CDSC and/or tax withholding. To make sure that you receive the net withdrawal amount, we first calculate the corresponding gross withdrawal amount, including the applicable CDSC and/or tax withholding. We then reduce the gross withdrawal by the Charge Free Withdrawal amount before applying the applicable CDSC and/or tax withholding to the remaining amount. As a result, in this example, the total withdrawal amount will be greater for a net withdrawal as compared to a gross withdrawal for the same dollar amount requested.

GENPRODSUP15

•If you request a gross withdrawal of $50,000, and without any consideration to tax withholding, the amount of the CDSC will reduce the amount of the withdrawal you receive. In this example, the CDSC would equal $1,700 (($50,000 – the Charge Free Withdrawal amount of $7,500 = $42,500) x 0.04 = $1,700). You would receive $48,300 ($50,000 – $1,700). To determine your remaining Account Value after your withdrawal, we reduce your initial Account Value by the amount of your requested withdrawal. In this case, your Account Value would be $35,000 ($85,000 – $50,000).
•If you request a net withdrawal of $50,000, and without any consideration to tax withholding, we first determine the gross withdrawal amount that will need to be withdrawn in order to provide the requested payment amount. We do this by first subtracting the Charge Free Withdrawal amount from the gross withdrawal amount and dividing the resulting amount by the result of 1 minus the surrender charge. Here is the calculation: $42,500/(1 – 0.04) = $44,270.83. This is the total amount to which the CDSC will apply. The amount of the CDSC is $1,770.83 ($44,270.83 x 0.04). Therefore, in order for you to receive the full $50,000 amount as a net withdrawal, we will deduct a gross withdrawal amount of $51,770.83 from your Account Value, resulting in a remaining Account Value of $33,229.17.
Example 2
Assume the following:
•two years after the gross withdrawal described above, the Account Value is $48,500 ($35,000 of remaining Account Value plus $13,500 of investment gain);
•the Charge Free Withdrawal amount is still $7,500 because no additional Purchase Payments have been made and the Purchase Payment is still subject to a CDSC; and
•the applicable CDSC in Annuity Year 4 is now 3%.
If you now take a second gross withdrawal of $10,000, $7,500 is not subject to the CDSC because it is the Charge Free Withdrawal amount. The remaining $2,500 is subject to the 3% CDSC or $75 and you will receive $9,925.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

GENPRODSUP15

PRUDENTIAL PREMIER® RETIREMENT VARIABLE ANNUITY
(For Annuities issued on or after February 25, 2013)

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

Supplement dated December 22, 2021
to Prospectus dated April 30, 2021

This Supplement should be read in conjunction with the current Prospectus for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectus and Statement of Additional Information. If you would like another copy of the current Annuity Prospectus, please call us at 1-888-PRU-2888.
The term “Unadjusted Account Value” is replaced with “Account Value” throughout the prospectus.
The “Examples” in the “Fees, Charges and Deductions” section of the prospectus are replaced with the following:
EXAMPLES
These examples are designed to show you how the CDSC is calculated. They do not take into account any other fees and charges. The examples illustrate how the CDSC would apply to reduce your Account Value based on the timing and amount of your withdrawals. They also illustrate how a certain amount of your withdrawal, the “Charge Free Withdrawal" amount, is not subject to the CDSC. The Charge Free Withdrawal amount is equal to 10% of all Purchase Payments currently subject to a CDSC in each year and is described in more detail in “Access to Account Value,” later in this Prospectus.
Assume you purchase your Annuity with a $75,000 initial Purchase Payment and you make no additional Purchase Payments for the life of your Annuity.
Example 1
Assume the following:
▪two years after the purchase, your Account Value is $85,000 (your Purchase Payment of $75,000 plus $10,000 of investment gain);
▪the Charge Free Withdrawal amount is $7,500 ($75,000 x 0.10);
▪the applicable CDSC is 4%.
If you request a withdrawal of $50,000, $7,500 is not subject to the CDSC because it is the Charge Free Withdrawal amount. The remaining amount of your withdrawal is subject to the 4% CDSC.
Gross Withdrawal or Net Withdrawal. Generally, you can request either a gross withdrawal or a net withdrawal. If, however, you are taking your Annual Income Amount through our systematic withdrawal program, you will only be permitted to take that withdrawal on a gross basis. In a gross withdrawal scenario, you request a specific withdrawal amount with the understanding that the amount you actually receive is reduced by any applicable CDSC as well as any applicable tax withholding. In a net withdrawal scenario, you request a withdrawal for the exact dollar amount you want to receive after the deduction for any applicable CDSC as well as any applicable tax withholding. This means that an amount greater than the amount of your requested net withdrawal will be deducted from your Account Value if there is any CDSC and/or tax withholding. To make sure that you receive the net withdrawal amount, we first calculate the corresponding gross withdrawal amount, including the applicable CDSC and/or tax withholding. We then reduce the gross withdrawal by the Charge Free Withdrawal amount before applying the applicable CDSC and/or tax withholding to the remaining amount. As a result, in this example, the total withdrawal amount will be greater for a net withdrawal as compared to a gross withdrawal for the same dollar amount requested.

GENPRODSUP16

•If you request a gross withdrawal of $50,000, and without any consideration to tax withholding, the amount of the CDSC will reduce the amount of the withdrawal you receive. In this example, the CDSC would equal $1,700 (($50,000 – the Charge Free Withdrawal amount of $7,500 = $42,500) x 0.04 = $1,700). You would receive $48,300 ($50,000 – $1,700). To determine your remaining Account Value after your withdrawal, we reduce your initial Account Value by the amount of your requested withdrawal. In this case, your Account Value would be $35,000 ($85,000 – $50,000).
•If you request a net withdrawal of $50,000, and without any consideration to tax withholding, we first determine the gross withdrawal amount that will need to be withdrawn in order to provide the requested payment amount. We do this by first subtracting the Charge Free Withdrawal amount from the gross withdrawal amount and dividing the resulting amount by the result of 1 minus the surrender charge. Here is the calculation: $42,500/(1 – 0.04) = $44,270.83. This is the total amount to which the CDSC will apply. The amount of the CDSC is $1,770.83 ($44,270.83 x 0.04). Therefore, in order for you to receive the full $50,000 amount as a net withdrawal, we will deduct a gross withdrawal amount of $51,770.83 from your Account Value, resulting in a remaining Account Value of $33,229.17.
Example 2
Assume the following:
•two years after the gross withdrawal described above, the Account Value is $48,500 ($35,000 of remaining Account Value plus $13,500 of investment gain);
•the Charge Free Withdrawal amount is still $7,500 because no additional Purchase Payments have been made and the Purchase Payment is still subject to a CDSC; and
•the applicable CDSC in Annuity Year 4 is now 3%.
If you now take a second gross withdrawal of $10,000, $7,500 is not subject to the CDSC because it is the Charge Free Withdrawal amount. The remaining $2,500 is subject to the 3% CDSC or $75 and you will receive $9,925.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

GENPRODSUP16